Other receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-Current
Tax credits		$ 28,927	$ 26,772	$ 27,129
Receivables from related parties (Note 27)		2,127	4,781	12,635
Trust funds	[1]	136,689	82,942	74,678
Prepaid expenses		234	891	338
Other	[2]	5,416	2,688	2,511
Other non current receivables		173,393	118,074	117,291
Current
Tax credits		29,948	23,346	18,992
Guarantee deposit	[3]	121,614	96,759	17,085
Trust funds	[1]	0	0	4,842
Receivables from related parties (Note 27)		13,203	4,244	5,252
Prepaid expenses		3,768	7,753	5,661
Other		14,529	5,105	5,069
Other current receivables		$ 183,062	$ 137,207	$ 56,901

[1]	Funds are held by a trust, on which the Company does not have the power to direct the relevant activities of the trustee company and is not exposed, or have rights, to variable returns, as such does not consolidate the trustee company.
[2]	As of December 31, 2017 includes fees related to Initial Public Offering project for USD 2.8 million.
[3]	As of December 31, 2017 includes a time deposit of CAAP for USD 90.7 million in pledge of a loan of Inframerica Concessionaria do Aeroporto de Brasilia S.A. with Banco Santander according to Note 21. As of December 31, 2016 includes legal deposit in Brazil for USD 76 million (none in 2015) related to the fixed contribution accrued in the current year from Inframerica Concessionaria do Aeroporto de Brasilia S.A.